Average Annual Total Returns - Class D Shares - Janus Henderson Growth and Income Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	10.32%	14.13%	12.77%	10.97%	May 15, 1991	9.18%	12.64%	11.60%	9.84%	May 15, 1991	6.83%	11.03%	10.37%	9.29%	May 15, 1991	18.40%	15.22%	13.88%	10.38%